Annual Total Returns[BarChart] - Hartford International Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.05%)	18.43%	18.43%	(5.73%)	(0.72%)	4.05%	28.55%	(16.88%)	20.36%	9.38%